Non-controlling interests - Cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Cash flows from operating activities	$ 1,015,560	$ 737,178
Cash flows used in financing activities	(125,762)	(203,546)
Cash flows used in investing activities	(1,356,377)	(99,737)
Total
Disclosure of subsidiaries [line items]
Cash flows from operating activities	313,137	324,973
Cash flows used in financing activities	(276,929)	(390,536)
Cash flows used in investing activities	(5,888)	(16,009)
Methanex Egypt
Disclosure of subsidiaries [line items]
Cash flows from operating activities	136,454	97,601
Cash flows used in financing activities	(111,131)	(146,586)
Cash flows used in investing activities	(5,667)	(14,273)
Waterfront Shipping Limited
Disclosure of subsidiaries [line items]
Cash flows from operating activities	176,683	227,372
Cash flows used in financing activities	(165,798)	(243,950)
Cash flows used in investing activities	$ (221)	$ (1,736)